Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Net Loss	(29,731,073)	(21,897,873)	(57,749,829)	(44,528,822)
Weighted average number of ordinary shares outstanding	53,939,597	34,556,017	53,843,789	34,191,993
Basic and diluted loss per share	(0.55)	(0.63)	(1.07)	(1.30)